VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2022
VARIABLE INTEREST ENTITIES
Schedule of carrying amounts and classifications of consolidated VIE's assets and liabilities, excluding intercompany balances

	At December 31,	At December 31,
	2021	2022
	$	$
Cash	48,200	15,903
Project assets	289,315	320,460
Other assets	53,091	30,163
Total assets	390,606	366,526

Short-term borrowings	113,857	191,792
Long-term borrowings	106,880	49,675
Other liabilities	36,872	26,366
Total liabilities	257,609	267,833